Document and Entity Information	Mar. 06, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Mar. 06, 2017
Document Effective Date	Mar. 06, 2017
Prospectus Date	Feb. 01, 2017
Calvert International Opportunities Fund | Class A
Risk/Return:
Trading Symbol	CIOAX
Calvert International Opportunities Fund | Class C
Risk/Return:
Trading Symbol	COICX
Calvert International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	COIIX
Calvert International Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	CWVYX